SUBSEQUENT EVENTS (Details) $ in Thousands	Mar. 16, 2021 USD ($)	Jan. 25, 2021 shares	Jan. 03, 2021 item	Apr. 15, 2021 USD ($)	Dec. 31, 2020 item
Restricted Group
Subsequent Event [Line Items]
RSA extension term (in years)	30 days
Number of business days required prior written notice to object the extension	5 days
Memorandum
Subsequent Event [Line Items]
Number of SPCE units ordered | item					2,720
Restructuring Support Agreement
Subsequent Event [Line Items]
Cash consideration principle amount	$ 1,000
Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
American depository shares value	$ 60
American depository shares percentage	6.00%
Amount of equity	$ 50,000
Joy Capital | Investment Agreement
Subsequent Event [Line Items]
Investment in Senior Preferred Shares				$ 10,000
Subsequent event
Subsequent Event [Line Items]
Number of witness interviews conducted | item			37
Subsequent event | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Term of Plan		10 years
Subsequent event | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Holding percentage of Restricted Group in the amount of Notes	75.00%
Cash in amount	$ 320
Cash consideration percentage	32.00%
Subsequent event | Restructuring Support Agreement | Minimum | Restricted Group
Subsequent Event [Line Items]
Percentage of expected recovery in the par value of Notes	91.00%
Subsequent event | Restructuring Support Agreement | Maximum | Restricted Group
Subsequent Event [Line Items]
Percentage of expected recovery in the par value of Notes	96.00%
Subsequent event | Centurium And Joy Capital | Investment Agreement
Subsequent Event [Line Items]
Additional investment in Senior Preferred Shares				150,000
Subsequent event | Convertible senior notes | Centurium Capital | Investment Agreement
Subsequent Event [Line Items]
Investment in Senior Preferred Shares				$ 240,000
Subsequent event | New Notes A | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Cash consideration principle amount	$ 230
Cash consideration percentage	23.00%
Cash consideration recovery percentage	9.00%
Maturity period of debt	1 year
American depository shares value	$ 230
Maximum replacement of Notes	100
Subsequent event | New Notes B | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Cash consideration principle amount	$ 300
Cash consideration percentage	30.00%
Cash consideration recovery percentage	9.00%
Maturity period of debt	5 years
Percentage of guarantee recovery on Equity Conversion Amount	150.00%
Additional recovery (in percent)	5.00%
Subsequent event | Class A ordinary shares | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Maximum number of shares authorized | shares		222,769,232
Subsequent event | ADSs | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Maximum number of shares authorized | shares		27,846,154